UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☑	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period January 1, 2012 to March 31, 2012

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ____________ to ____________

Date of Report (Date of earliest event reported):
May 14, 2012 (January 1, 2012)

The CIT Group/Commercial Services, Inc.
(Exact name of securitizer as specified in its charter)

022-28906-29	0001474256
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

John P. Sirico, II, Assistant General Counsel, (973) 740-5000
Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)     ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)    ☑

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

          The CIT Group/Commercial Services, Inc., as securitizer, is filing this Form ABS–15G pursuant to Rule 15Ga-1 of the Securities Exchange Act of 1934, as amended (17 C.F.R. §240.15Ga-1), in respect of all asset-backed securities sponsored by it and outstanding during the quarterly reporting period ended March 31, 2012 in the trade/factoring receivables asset class.

          The asset-backed securities sponsored by The CIT Group/Commercial Services, Inc. that are covered by this Form ABS-15G consist of those asset-backed securities of the following issuing entity:

(i)	CIT Trade Finance Funding Company, LLC.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

THE CIT GROUP/COMMERCIAL SERVICES, INC.
(Securitizer)

	By:	/s/ Usama F. Ashraf

		Name:	Usama F. Ashraf
		Title:	Senior Vice President & Assistant Treasurer

Date: May 14, 2012